Other Assets (Details) - CNY (¥)	1 Months Ended
	Jun. 30, 2016	Dec. 31, 2021	Dec. 31, 2020	Sep. 18, 2019	Dec. 31, 2013
Other Assets (Details) [Line Items]
Transferred loan amount		¥ 990,485,783
Percentage of paid in capital invested		1.72%	1.72%		10.00%
Amount of investment			¥ 10,000,000
Unrelated third party shares (in Shares)	2,000,000
Investment cost				¥ 3
Paid-in capital		¥ 1,018,429,249	999,662,882
Guangzhou Minghui [Member]
Other Assets (Details) [Line Items]
Transferred loan amount		197,034,600
Huangpu Ronghe [Member]
Other Assets (Details) [Line Items]
Amount of investment			¥ 100,000,000
Qingyuan Rural [Member]
Other Assets (Details) [Line Items]
Percentage of paid in capital invested	2.14%
Amount of investment		24,010,000
Group transfers of shares (in Shares)	10,003,334
Group invested (in Yuan Renminbi per share)	¥ 3
Paid-in capital		1,400,000,000
Capital Management Co., Ltd [Member]
Other Assets (Details) [Line Items]
Transferred loan amount		¥ 350,783,000